United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-22217
(Investment Company Act File Number)

Federated Hermes Core Trust III
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-03-31

Date of Reporting Period: 2025-03-31

Item 1.	Reports to Stockholders

Project and Trade Finance Core Fund

Annual Shareholder Report - March 31, 2025

A Portfolio of Federated Hermes Core Trust III

This annual shareholder report contains important information about the Project and Trade Finance Core Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Project and Trade Finance Core Fund	$8	0.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide total return by investing primarily in trade finance, structured trade, export finance, import finance and project finance or related assets of companies or other entities (including sovereign entities) primarily located in or having exposure to global emerging markets (“trade finance related securities”) that generate income.

Top Contributors to Performance

  Fund asset allocation to the Energy sector was the largest sector contributor to relative performance.

  Fund allocation to the Sub-Saharan Africa region was the largest region contributor to relative performance.

  Continued elevated base rate continued to positively impact performance.

Top Detractors from Performance

  Cash positions caused a drag on relative performance.

  While still positive, the Automotive sector allocation had the smallest sector contribution to return.

  While still positive, the North America region allocation had the smallest region contribution to return.

Annual Shareholder Report

Project and Trade Finance Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 3/31/2015 to 3/31/2025

Total Return Based on $10,000 Investment

	Project and Trade Finance Core Fund	Bloomberg Global Aggregate Bond Index	ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,335	$10,457	$10,025
3/31/2017	$10,649	$10,258	$10,081
3/31/2018	$10,946	$10,973	$10,209
3/31/2019	$11,420	$10,931	$10,437
3/31/2020	$11,504	$11,390	$10,659
3/31/2021	$12,064	$11,922	$10,688
3/31/2022	$12,249	$11,158	$10,699
3/31/2023	$13,205	$10,258	$10,986
3/31/2024	$14,358	$10,309	$11,580
3/31/2025	$15,619	$10,623	$12,173

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Project and Trade Finance Core Fund	8.78%	6.31%	4.56%
Bloomberg Global Aggregate Bond IndexFootnote Reference1	3.05%	(1.38%)	0.61%
ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index	5.12%	2.69%	1.99%
Footnote	Description
Footnote[1]	The Fund has designated the Bloomberg Global Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$1,291,485,608
  Number of Investments106
  Portfolio Turnover44%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Project and Trade Finance Core Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	13.5%
Trade Finance Agreements	84.6%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31415N103

Q450320-A (05/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $93,727

Fiscal year ended 2024 - $88,134

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $71,328

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
March 31, 2025

Project and Trade Finance Core Fund

A Portfolio of Federated Hermes Core Trust III

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
March 31, 2025
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—84.6%
		Air Transportation—0.8%
$ 9,975,000	[2,3]	Avolon TLB 2030, 6.072% (30-DAY AVERAGE SOFR +1.750%), 6/24/2030	10/3/2024	$ 9,962,531	$ 9,935,991
		Airlines—2.3%
18,500,000	[2,3]	Cuanza Ltd. TAAG Linhas Aereas do Angola S.A. Ministry of Finance Angola, 9.300% (SOFR CME +5.000%), 9/2/2025	1/24/2025	18,500,000	18,466,014
11,000,000	[2,3]	Maher Terminals, LLC, 7.075% (SOFR CME +2.750%), 11/17/2027	3/7/2024	10,917,500	10,981,854
		TOTAL			29,447,868
		Automotive—0.4%
4,800,000	[2,3]	JSC UzAuto Motors (“UzAuto Motors”), 8.485% (SOFR CME +4.250%), 8/24/2026	9/18/2023	4,800,000	4,800,000
		Banking—10.1%
11,000,000	[2,3]	Agrobank, 7.500% (SOFR CME +3.000%), 11/25/2025	11/25/2024- 1/10/2025	10,987,250	11,000,000
14,500,000	[2,3]	National Bank of Egypt, 7.817% (SOFR CME +3.500%), 6/3/2025	6/21/2024- 8/8/2024	14,505,333	14,487,012
9,872,002	[2]	QNB Finansbank Anonim Sirketi, 5.812%, 5/14/2025	12/16/2024	9,872,002	9,868,108
EUR 8,000,000	[2,3]	T.C. Ziraat Bankasi A.S., 4.344% (3-month EURIBOR +1.730%), 4/30/2025	4/17/2024	8,597,285	8,644,345
$ 5,000,000	[2,3]	T.C. Ziraat Bankasi A.S., 6.554% (SOFR CME +1.980%), 4/16/2025	4/17/2024	4,958,375	4,997,008
17,500,000	[2]	T.C. Ziraat Bankasi A.S., 6.554%, 6/25/2025	12/16/2024	17,500,000	17,477,357
15,000,000	[2]	Turk Eximbank (Turkiye Ihracat Kredi Bankasi A.S.) The Republic of Turkiye, a State-owned bank and the official export credit agency of Turkiye, 5.463%, 12/29/2025	12/17/2024	15,000,000	15,000,000
15,000,000	[2,3]	Turkiye Ihracat Kredi Bankasi A.S. (“TurkExim”), 6.410% (SOFR CME +2.000%), 5/21/2025	5/13/2024	15,000,000	15,000,000
9,400,000	[2,3]	Turkiye Vakiflar Bankasi TAO, 5.948% (SOFR CME +1.750%), 2/17/2026	12/17/2024	8,784,604	8,882,092
20,000,000	[2]	Yapi ve Kredi Bankasi A.S., 5.880%, 6/27/2025	12/16/2024	20,000,000	19,976,353
5,000,000	[2,3]	Yapi ve Kredi Bankasi A.S., 6.300% (SOFR CME +2.000%), 6/12/2025	5/30/2024	4,960,875	4,987,926
		TOTAL			130,320,201
		Basic Industry - Metals/Mining Excluding Steel—6.6%
17,929,260	[2,3]	CSN, 7.225% (SOFR CME +2.500%), 12/31/2027	3/26/2024- 3/4/2025	17,929,260	17,663,815
13,000,000	[2,3]	Harmony Gold Mining Co. Ltd., 7.400% (SOFR +2.810%), 6/1/2027	7/30/2018- 12/13/2024	13,001,917	13,000,000
11,721,918	[2,3]	Mantoverde S.A. (Chilean mine opco), 8.312% (SOFR CME +3.750%), 12/31/2030	5/23/2024	11,604,699	11,721,918
14,000,000	[2,3]	Mercuria Energy Trading S.A. / Kazakhmys Corp. LLC, 6.819% (SOFR CME +2.500%), 12/15/2025	3/6/2025- 3/26/2025	13,973,000	14,000,000
11,956,057	[2,3]	Navoi Mining and Metallurgical Co., 9.053% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	11,863,865	11,956,057
16,500,000	[2,3]	Trafigura Pte., Ltd., 5.825% (SOFR CME +1.500%), 7/7/2025	6/26/2024	16,500,000	16,485,328
		TOTAL			84,827,118
		Beverages—1.0%
13,367,647	[2,3]	International Beverage Tashkent, 9.072%– 9.132% (SOFR CME +4.500%), 12/29/2026	12/23/2021- 3/26/2025	13,367,647	13,367,647
		Chemicals—0.5%
3,710,000	[2,3]	Egyptian Ethylene & Derivatives Co. SAE, 8.297% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	3,710,000	3,710,000
2,710,595	[2,3]	PJSC Acron, 6.023% (SOFR CME +1.700%), 5/18/2026	11/10/2021	2,710,595	2,691,849
		TOTAL			6,401,849
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Communications - Telecom Wirelines—3.9%
$ 14,000,000	[2,3]	Dobson Technologies, Inc., 8.100% (SOFR CME +3.750%), 9/26/2029	12/16/2024	$14,000,000	$ 13,643,949
14,000,000	[2,3]	Gridiron Fiber Corp., 7.974% (SOFR CME +3.675%), 8/31/2030	11/22/2023- 3/26/2025	13,913,955	14,000,000
EUR 10,400,000	[2,3]	Telekom Srbija a.d. Beograd, 6.134% (3-month EURIBOR +3.500%), 12/5/2029	11/28/2024	10,925,915	11,189,521
10,500,000	[2,3]	Vantage Towers AG, 4.605% (3-month EURIBOR +4.000%), 3/21/2030	7/2/2024	11,284,909	11,331,205
		TOTAL			50,164,675
		Consumer Goods - Food - Wholesale—1.4%
$ 1,100,864	[3,4,5,6,7]	GVO, 5.334% (SOFR CME +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
17,000,000	[2,3]	Marfrig Global Foods S.A., 6.248% (SOFR CME +1.800%), 4/27/2026	5/24/2024	17,000,000	17,023,144
5,000,000	[3,4,5,6,7]	Molino Canuelas, 7.432% (SOFR CME +7.000%), 12/16/2020	12/27/2016	4,950,000	500,000
1	[3,4,5,6,7]	Vicentin SAIC, 11.590% (SOFR CME +6.400%), 5/21/2022	5/22/2019	1	0
1	[3,4,5,6]	Vicentin SAIC II, 11.579% (SOFR CME +6.000%), 1/15/2024	10/26/2015- 1/15/2020	1	0
		TOTAL			17,733,189
		Electric Utilities—0.7%
9,142,776	[2,3]	Qatar Electricity and Water Co. (QEWC) Q.P.S.C, 5.519% (SOFR CME +5.320%), 6/30/2027	2/8/2024	8,988,678	9,030,926
		Energy - Exploration & Production—15.9%
17,000,000	[2,3]	Azule Energy Holding Ltd., 8.845% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 6/7/2024	16,908,750	17,115,320
11,478,261	[2,3]	BlueNord Energy Denmark A/S, 8.344% (SOFR CME +4.000%), 12/31/2029	6/7/2024	11,478,261	11,463,342
16,093,210	[2,3]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 8.319% (SOFR CME +4.000%), 6/30/2029	3/28/2024- 12/19/2024	16,057,523	15,940,373
14,500,000	[2,3]	Carmo Energy S.A., 7.085% (SOFR CME +5.280%), 12/22/2029	6/30/2023- 12/16/2024	14,500,000	14,500,000
14,000,000	[2,3]	CC Energy Development Ltd., 8.349% (SOFR CME +4.500%), 12/31/2030	8/31/2022	14,000,000	14,000,000
20,000,000	[2]	Chevron Asia Pacific Ltd., 4.922%, 4/11/2025	3/20/2025	19,950,779	19,970,699
25,500,000	[2]	Eni Trade & Biofuels Spa, 4.822%, 4/18/2025	3/25/2025	25,425,010	25,439,164
1,575,000	[2,3]	Ithaca Energy UK Ltd., 8.314% (SOFR CME +4.000%), 12/31/2029	11/4/2024	1,575,000	1,575,000
10,423,126	[2,3]	Neo Energy Group Ltd., 8.481% (180-DAY AVERAGE SOFR +3.750%), 3/31/2028	10/8/2024	10,423,126	10,423,126
11,000,000	[2]	OQ SAOC, 5.085%, 9/17/2026	1/28/2025	10,987,250	10,987,464
30,000,000	[2]	Repsol Trading S.A., 5.022%, 4/28/2025	3/20/2025	29,853,814	29,883,558
6,000,000	[2,3]	SOCAR Energy, 8.140% (SOFR CME +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
5,869,047	[2,3]	Sonangol Finance Ltd., 9.689% (SOFR CME +5.250%), 9/30/2026	9/14/2021- 4/25/2024	5,825,357	5,869,047
14,245,098	[2,3]	Sonangol Finance Ltd. (“SFL”), Inc. in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 9.685% (SOFR CME +5.750%), 9/30/2027	4/25/2024- 12/4/2024	14,128,275	13,950,272
9,012,987	[2,3]	Yinson Azalea Production PTE Ltd., 7.297% (SOFR CME +3.000%), 3/31/2032	8/5/2024- 3/13/2025	8,991,394	9,012,987
		TOTAL			206,130,352
		Energy - Gas Distribution—4.2%
6,978,893	[2,3]	Caliche Development Partners III LLC, SPV, 6.560%– 6.580% (SOFR CME +2.250%), 10/1/2029	12/4/2024- 3/27/2025	6,978,893	6,955,074
4,562,190	[2,3]	Energia Mayakan SA de CV, 7.065% (SOFR CME +2.750%), 3/20/2031	10/8/2024	4,525,911	4,553,631
EUR 6,521,051	[2,3]	Medina, 5.612% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	7,002,604	7,045,560
$ 769,262	[2,3]	Papua New Guinea Liquefied Natural Gas Global Co., 8.440% (SOFR CME +3.750%), 6/15/2026	4/14/2023	761,569	769,262
11,705,840	[2,3]	Venture Global Calcasieu Pass LLC, 7.300% (SOFR CME +2.875%), 8/19/2026	1/28/2021- 2/10/2023	11,343,246	11,705,840
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Energy - Gas Distribution—continued
$ 23,000,000	[2,3]	Venture Global Plaquemines LNG LLC, 6.291%– 6.300% (SOFR CME +1.975%), 5/25/2029	12/15/2022- 1/23/2025	$22,471,340	$ 23,000,000
		TOTAL			54,029,367
		Energy - Integrated Energy—2.2%
14,000,000	[2,3]	OQ Trading Ltd., 5.120% (SOFR CME +0.800%), 4/7/2025	3/24/2025	13,978,140	13,986,088
7,981,818	[2,3]	Puma International Financing S.A. (Lux, Inc.), 6.765% (SOFR CME +2.350%), 6/5/2027	5/30/2024- 12/2/2024	7,981,818	7,856,824
6,254,971	[2,3]	Staatsolie Maatschappij Suriname NV, 10.062% (SOFR CME +5.500%), 1/25/2028	6/17/2019- 5/22/2024	6,259,579	6,254,971
		TOTAL			28,097,883
		Energy - Oil Field Equipment & Services—7.0%
3,436,069	[2,3]	Alfa Lula Alto S.a.r.l., 6.585% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	3,386,560	3,458,156
10,314,019	[2,3]	Alfa Lula Alto S.a.r.l., 6.652% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	10,221,388	10,415,938
13,039,918	[2,3]	Beta Lula Central S.a.r.l. (Lux, Inc.), 6.902% (SOFR CME +2.300%), 6/15/2030	12/6/2023- 7/11/2024	12,990,709	13,203,828
18,299,685	[2,3]	GY-DW-UK-IV Ltd., 6.461% (SOFR CME +2.100%), 8/14/2028	11/5/2024- 3/31/2025	18,217,216	18,190,675
16,014,023	[2,3]	Heritage Petrol Co. Ltd., 9.811% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	16,430,799	16,242,592
3,630,463	[2]	Petroleos del Peru S.A., 8.520%, 6/13/2025	5/22/2024	3,630,463	3,629,215
14,402,912	[2,3]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 6.912% (SOFR CME +2.300%), 5/29/2026	4/11/2022- 10/14/2024	14,404,468	14,402,912
12,263,849	[2,3]	Ten FPSO, 7.818% (SOFR CME +3.125%), 3/15/2026	2/19/2024- 11/21/2024	11,836,234	11,634,453
		TOTAL			91,177,769
		Energy - Oil Refining and Marketing—1.3%
17,000,000	[2,3]	Yinson Bergenia Production B.V., 8.191% (SOFR CME +3.900%), 6/10/2028	3/6/2023- 6/24/2024	17,002,624	17,000,000
		Food Wholesaling—0.0%
2,571,429	[3,4,5,6,7]	REI Agro Ltd., 8.342% (SOFR CME +6.000%), 10/31/2014	10/31/2012- 5/19/2015	2,571,429	0
		Foreign Sovereign—9.1%
11,000,000	[2]	Arab Republic of Egypt represented by the Egyptian General Petroleum Corp. (“EGPC”), 7.667%– 8.096%, 10/23/2025	9/25/2024- 10/24/2024	11,000,000	10,938,591
EUR 10,357,143	[2,3]	Benin, Government of, 6.836% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	14,414,526	11,199,175
12,500,000	[2,3]	Cote D’Ivoire, Government of, 5.403% (6-month EURIBOR +3.050%), 3/9/2026	5/21/2024	13,569,994	13,516,128
$ 9,057,267	[2]	Islamic Republic of Pakistan represented by Ministry of Economic Affairs, 8.189%– 8.327%, 1/20/2026	10/30/2024- 1/16/2025	9,057,267	9,072,803
2,795,455	[2,3]	Kenya, Government of, 11.149% (SOFR CME +6.450%), 3/4/2026	3/25/2019- 2/16/2024	2,776,585	2,795,455
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 7.819%, 9/1/2026	8/25/2021	5,877,250	4,300,689
SAR 25,493,461	[2,3]	MOF Saudi Arabia, 5.457% (6-month SAIBOR +5.475%), 1/31/2035	10/29/2024	6,787,939	5,742,230
EUR 14,000,000	[2,3]	Republic of Senegal via Ministry of Finance and Budget, 8.446% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	15,241,892	14,460,001
10,000,000	[2,3]	Senegal, Government of, 7.237% (3-month EURIBOR +4.850%), 3/1/2026	6/9/2023	10,745,998	10,715,537
20,000,000	[2,3]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 5.117% (3-month EURIBOR +2.750%), 4/21/2025	11/13/2024	21,063,673	21,623,711
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
$ 13,500,000	[2,3]	The Republic of Angola Acting By and Through the Ministry of Finance of the Republic of Angola, 10.228% (SOFR CME +6.000%), 12/11/2025	12/18/2024	$13,500,000	$ 13,445,158
		TOTAL			117,809,478
		State/Provincial—3.5%
14,830,886	[2]	Egypt, Government of, 7.667%– 9.048%, 4/2/2026	6/9/2024- 3/25/2025	14,807,392	14,820,200
6,000,000	[2,3]	Tanzania, Government of, 10.563% (SOFR CME +5.850%), 8/9/2026	5/20/2024	6,000,750	6,045,978
EUR 15,500,000	[2]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 5.731%, 4/7/2025	7/4/2024	16,726,625	16,764,929
6,750,000	[2,3]	The Republic De Cote D’Ivoire (Republic Of Cote D’Ivoire) Acting Through And Represented By The Ministre Des Finances Et Du Budget (Minister Of Finance And Budget), 8.312% (6-month EURIBOR +5.750%), 1/8/2028	6/3/2024	7,358,523	7,298,773
		TOTAL			44,929,880
		Supranational—3.8%
$ 8,000,000	[2,3]	African Export-Import Bank (“Afrexim Bank”), 5.153% (SOFR CME +0.850%), 8/22/2025	2/5/2025	7,979,900	7,982,858
EUR 7,000,000	[2,3]	Bank of Industry Ltd., 4.685% (3-month EURIBOR +2.200%), 9/30/2027	11/29/2024	7,343,353	7,538,527
$ 10,000,000	[2,3]	Bank of Industry Ltd. (“BOI”) Guarantor - Africa Finance Corp., 6.519% (SOFR CME +2.200%), 9/30/2027	12/3/2024	10,000,000	10,000,000
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.049% (SOFR CME +1.750%), 12/16/2026	11/22/2024	6,000,000	5,972,104
2,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.095% (SOFR CME +1.800%), 11/23/2025	6/5/2024	1,989,000	1,989,501
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.245%– 6.255% (SOFR CME +1.950%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
6,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.249% (SOFR CME +1.950%), 12/16/2027	12/11/2024	6,000,000	5,940,075
5,000,000	[2,3]	Eastern and Southern African Trade and Development Bank, 6.263% (SOFR CME +1.950%), 8/23/2025	7/18/2023	4,876,750	4,991,559
		TOTAL			49,414,624
		Telecommunications - Wireless—6.4%
8,200,000	[2,3]	HTA Group Ltd., Inc. in Mauritius, 8.621% (SOFR CME +4.311%), 9/13/2028	5/20/2024	8,004,200	8,089,148
10,000,000	[2,3]	IHS Holding Ltd., Cayman Islands, Inc., 8.802% (SOFR CME +4.500%), 10/9/2029	10/8/2024	10,000,000	10,000,000
10,384,615	[2,3]	IHS Zambia Ltd., 9.564% (SOFR CME +5.000%), 12/15/2027	11/11/2021- 10/17/2024	10,380,390	10,623,494
EUR 2,700,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129%– 5.944% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 2/25/2025	2,870,254	3,008,394
9,800,000	[2,3]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 5.129% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 5/9/2024	10,474,874	10,919,354
$ 13,000,000	[2,3]	Phoenix Tower International Spain ETVE, S.L.U., 8.303% (SOFR CME +4.000%), 8/10/2027	11/21/2022- 3/5/2025	12,934,000	13,185,592
EUR 14,250,000	[2,3]	TDC Net A/S, 4.971% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 11/5/2024	15,469,618	15,408,521
$ 11,000,000	[2,3]	Tillman Infrastructure ABS SUB 1 LLC, 7.270% (SOFR CME +3.000%), 4/23/2029	6/25/2024	10,945,000	10,979,540
		TOTAL			82,214,043
		Transportation - Transport Infrastructure/Services—1.5%
EUR 7,500,000	[2,3]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 7.858% (1-month EURIBOR +5.500%), 9/25/2025	9/1/2022	7,461,002	8,145,050
$ 3,707,589	[2]	Impala Terminals Switzerland S.a.r.l., 7.530%, 8/13/2025	3/28/2023- 12/1/2023	3,634,388	3,697,777
7,312,500	[2,3]	ITG3 S.a.r.l., 7.687% (SOFR CME +3.250%), 2/15/2027	5/24/2024	7,314,206	7,266,361
		TOTAL			19,109,188
Annual Financial Statements and Additional Information

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Transportation Infrastructure—0.7%
$ 9,791,667	[2,3]	Transnet SOC Ltd., 8.868% (SOFR CME +4.250%), 6/21/2027	11/14/2024	$ 9,758,229	$ 9,711,714
		Utility - Electric-Generation—1.3%
EUR 6,857,120	[2,3]	Eesti Energia AS, 7.007% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	7,554,831	7,414,602
IDR 29,575,454,418	[2,8]	PT MaxPower, 0.000%, 6/10/2039	6/13/2019- 3/12/2025	1,987,805	1,776,866
84,932,762,136	[2]	PT MaxPower, 7.750%, 6/10/2039	6/13/2019- 3/12/2025	4,910,047	5,102,681
$ 3,230,769	[2,3]	The Sharjah Electricity and Water Authority, 6.542% (SOFR CME +1.950%), 12/23/2025	12/21/2020- 1/11/2021	10,945,000	3,230,769
		TOTAL			17,524,918
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $1,102,654,756)			1,093,178,680
		INVESTMENT COMPANY—13.5%
174,031,420		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[9] (IDENTIFIED COST $174,031,420)			174,031,420
		TOTAL INVESTMENT IN SECURITIES—98.1% (IDENTIFIED COST $1,276,686,176)[10]			1,267,210,100
		OTHER ASSETS AND LIABILITIES - NET—1.9%[11]			24,275,508
		NET ASSETS—100%			$1,291,485,608
At March 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
5/21/2025	State Street Bank & Trust Co.	54,000,000	EUR	$56,593,912	$(1,953,877)
5/21/2025	Toronto Dominion Bank	42,500,000	EUR	$46,596,788	$517,510
6/26/2025	Credit Agricole CIB	95,700,000	EUR	$105,145,896	$1,169,804
6/26/2025	Barclays Bank PLC	115,500,000,000	IDR	$7,029,481	$81,472
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(185,091)
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$131,011,881	$—	$131,011,881
Purchases at Cost	$89,724,122	$849,709,476	$939,433,598
Proceeds from Sales	$(220,726,694)	$(675,678,056)	$(896,404,750)
Change in Unrealized Appreciation/Depreciation	$(1,205)	$—	$(1,205)
Net Realized Gain/(Loss)	$(8,104)	$—	$(8,104)
Value as of 3/31/2025	$—	$174,031,420	$174,031,420
Shares Held as of 3/31/2025	—	174,031,420	174,031,420
Dividend Income	$698,495	$4,473,069	$5,171,564
Annual Financial Statements and Additional Information

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2025, these restricted securities amounted to $1,093,178,680, which represented 84.6% of net assets.

2
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input.
Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value. The discount rates used as of March 31, 2025, as inputs for valuing Fund investments ranged from 0.79% to 100% and the weighted average discount rate based on the Value in U.S. dollars is 4.69%.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

6	Non-income-producing security.
7	Principal amount and interest were not paid upon final maturity.
8	Zero coupon bond.
9	7-day net yield.
10	The cost of investments for federal tax purposes amounts to $1,277,279,271.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$1,093,178,680	$1,093,178,680
Investment Company	174,031,420	—	—	174,031,420
TOTAL SECURITIES	$174,031,420	$—	$1,093,178,680	$1,267,210,100
Other Financial Instruments[1]
Assets	$—	$1,768,786	$—	$1,768,786
Liabilities	—	(1,953,877)	—	(1,953,877)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(185,091)	$—	$(185,091)

1	Other financial instruments are foreign exchange contracts.
Annual Financial Statements and Additional Information

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2024	$784,552,654
Accreted/amortized discount/premiums	2,848,279
Realized gain (loss)	(9,816,870)
Change in unrealized appreciation/depreciation	8,537,569
Purchases	1,046,749,581
(Sales)	(739,692,533)
Balance as of 3/31/2025	$1,093,178,680
Total change in unrealized appreciation/depreciation attributable to investments still held at 3/31/2025	$(1,795,995)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
SAIBOR	—Saudi Arabian Interbank Offered Rate
SAR	—Saudi Arabian Riyal
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.84	$8.74	$8.66	$8.84	$8.68
Income From Investment Operations:
Net investment income (loss)[1]	0.72	0.72	0.48	0.27	0.27
Net realized and unrealized gain (loss)	0.03	0.02	0.17	(0.13)	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.75	0.74	0.65	0.14	0.41
Less Distributions:
Distributions from net investment income	(0.70)	(0.64)	(0.57)	(0.32)	(0.25)
Net Asset Value, End of Period	$8.89	$8.84	$8.74	$8.66	$8.84
Total Return[2]	8.78%	8.73%	7.81%	1.53%	4.63%
Ratios to Average Net Assets:
Net expenses[3]	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	8.07%	8.16%	5.52%	3.06%	3.04%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,291,486	$887,513	$740,095	$795,858	$680,580
Portfolio turnover[5]	44%	58%	33%	47%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
March 31, 2025

Assets:
Investment in securities, at value including $174,031,420 of investments in affiliated holdings* (identified cost $1,276,686,176, including $174,031,420 of identified cost in affiliated holdings)	$1,267,210,100
Cash	8,098,947
Cash denominated in foreign currencies (identified cost $15,285,494)	15,559,039
Income receivable	11,843,705
Income receivable from affiliated holdings	552,545
Receivable for investments sold	1,311,604
Unrealized appreciation on foreign exchange contracts	1,768,786
Total Assets	1,306,344,726
Liabilities:
Payable for investments purchased	12,500,656
Unrealized depreciation on foreign exchange contracts	1,953,877
Income distribution payable	162,927
Accrued expenses (Note 5)	241,658
Total Liabilities	14,859,118
Net assets for 145,335,438 shares outstanding	$1,291,485,608
Net Assets Consist of:
Paid-in capital	$1,345,088,901
Total distributable earnings (loss)	(53,603,293)
Net Assets	$1,291,485,608
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,291,485,608 ÷ 145,335,438 shares outstanding, no par value, unlimited shares authorized	$8.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended March 31, 2025

Investment Income:
Interest	$77,255,773
Dividends received from affiliated holdings*	5,171,564
TOTAL INCOME	82,427,337
Expenses:
Investment adviser fee (Note 5)	1,010,990
Administrative fee (Note 5)	1,570
Custodian fees	62,862
Transfer agent fees	60,830
Directors’/Trustees’ fees (Note 5)	9,440
Auditing fees	93,275
Legal fees	47,201
Portfolio accounting fees	480,120
Share registration costs	130
Printing and postage	20,234
Miscellaneous (Note 5)	16,951
TOTAL EXPENSES	1,803,603
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,010,990)
Net expenses	792,613
Net investment income	81,634,724
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized loss on investments (including net realized loss of $(8,104) on sales of investments in affiliated holdings*)	(9,824,974)
Net realized loss on foreign currency transactions	(1,888,919)
Net realized gain on foreign exchange contracts	7,212,412
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(1,205) on investments in affiliated holdings*)	8,536,364
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	310,926
Net change in unrealized appreciation of foreign exchange contracts	(1,304,999)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	3,040,810
Change in net assets resulting from operations	$84,675,534

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended March 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$81,634,724	$63,478,019
Net realized gain (loss)	(4,501,481)	(3,625,068)
Net change in unrealized appreciation/depreciation	7,542,291	5,096,622
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	84,675,534	64,949,573
Distributions to Shareholders	(78,892,664)	(56,261,725)
Share Transactions:
Proceeds from sale of shares	348,626,000	163,976,901
Net asset value of shares issued to shareholders in payment of distributions declared	72,514,014	51,570,892
Cost of shares redeemed	(22,950,048)	(76,818,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	398,189,966	138,729,793
Change in net assets	403,972,836	147,417,641
Net Assets:
Beginning of period	887,512,772	740,095,131
End of period	$1,291,485,608	$887,512,772
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Cash Flows
Year Ended March 31, 2025

Operating Activities:
Change in net assets resulting from operations	$84,675,534
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(1,044,406,610)
Proceeds from disposition of investment securities	739,692,533
Purchase of short-term investments, net	(43,028,848)
Amortization/accretion of premium/discount, net	(2,848,279)
Payment-in-kind shares	(2,342,971)
Increase in income receivable	(566,983)
Decrease in receivable for investments sold	1,344,736
Increase in payable for investments purchased	12,500,656
Increase in accrued expenses	20,508
Net realized loss on investments	9,824,974
Net change in unrealized appreciation/depreciation of investments	(8,536,364)
Net change in unrealized appreciation/depreciation of foreign exchange contracts	1,304,999
Net Cash Used By Operating Activities	(252,366,115)
Financing Activities:
Decrease in cash overdraft	(52,326,643)
Proceeds from sale of units	348,626,000
Income distributions to participants	(6,536,211)
Payments for units redeemed	(22,950,048)
Net Cash Provided By Financing Activities	266,813,098
Increase in cash	14,446,983
Cash at beginning of year	9,211,003
Cash at end of year	$23,657,986
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $72,514,014.
Non-cash operating activities not included herein consist of restructuring of loans in an amount of $6,787,939.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
March 31, 2025
1. ORGANIZATION
Project and Trade Finance Core Fund (the “Fund”) is a diversified portfolio of Federated Hermes Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund’s investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent
Annual Financial Statements and Additional Information

basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $1,010,990 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $665,947 and $2,732,055, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,768,786	Unrealized depreciation on foreign exchange contracts	$1,953,877
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$7,212,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(1,304,999)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 3/31/2025	Year Ended 3/31/2024
Shares sold	39,336,928	18,654,697
Shares issued to shareholders in payment of distributions declared	8,181,898	5,880,606
Shares redeemed	(2,595,179)	(8,780,036)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	44,923,647	15,755,267
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$78,892,664	$56,261,725
As of March 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,171,565
Net unrealized depreciation	$(9,987,699)
Capital loss carryforwards	$(51,059,959)
Other temporary differences	$272,800
TOTAL	$(53,603,293)
At March 31, 2025, the cost of investments for federal tax purposes was $1,277,279,271. The net unrealized depreciation of investments for federal tax purposes was $9,987,699. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,668,254 and unrealized depreciation from investments for those securities having an excess of cost over value of $14,655,953. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and mark to market of foreign exchange contracts.
As of March 31, 2025, the Fund had a capital loss carryforward of $51,059,959 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,483,743	$48,576,216	$51,059,959
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. Total annual fund operating expenses (as shown in the financial highlights excluding fees and expenses that may be charged by the Adviser and its affiliates, operating expenses associated with premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments, if any) paid by the Fund’s shares (after the voluntarily waivers and reimbursements) will not exceed 0.15% of the Fund’s average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended March 31, 2025, the Adviser voluntarily waived $932,803 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2025, the Adviser reimbursed $78,187.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2025, the Sub-Adviser earned a fee of $3,942,863.
Annual Financial Statements and Additional Information

Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of March 31, 2025, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2025, were as follows:
Purchases	$527,453,003
Sales	$298,947,708
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At March 31, 2025, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	10.1%
Turkey	8.7%
Brazil	7.2%
Angola	7.1%
Ivory Coast	4.6%
Egypt	4.0%
Nigeria	3.4%
Singapore	3.4%
Uzbekistan	3.2%
Saudi Arabia	2.8%
Denmark	2.1%
Senegal	1.9%
Oman	1.9%
Chile	1.9%
Mauritius	1.9%
South Africa	1.8%
Guyana	1.4%
Trinidad And Tobago	1.3%
Tanzania	1.1%
Kazakhstan	1.1%
Italy	1.1%
United Kingdom	0.9%
Ghana	0.9%
Germany	0.9%
Benin	0.9%
Serbia	0.9%
Switzerland	0.8%
Zambia	0.8%
Annual Financial Statements and Additional Information

Country	Percentage of Net Assets
Ireland	0.8%
Pakistan	0.7%
Qatar	0.7%
Estonia	0.6%
Spain	0.5%
Indonesia	0.5%
Suriname	0.5%
Azerbaijan	0.5%
Mexico	0.4%
Ukraine	0.3%
Peru	0.3%
United Arab Emirates	0.3%
Kenya	0.2%
Russia	0.2%
Papua New Guinea	0.1%
Argentina	0.0%[1]
India	0.0%[1]

1	Represents less than 0.1%.
Cash
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended March 31, 2025, 93.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Core Trust III and the Shareholders of Project and Trade Finance Core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Project and Trade Finance Core Fund (the Fund), a portfolio of Federated Hermes Core Trust III, including the portfolio of investments, as of March 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, the transfer agent of the underlying fund, agent banks, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
May 23, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust III (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	102,290,222.710	0.000	0	N/A
John B. Fisher	102,290,222.710	0.000	0	N/A
John G. Carson	102,290,222.710	0.000	0	N/A
G. Thomas Hough	25,419,243.601	76,870,979.109	0	N/A
Karen L. Larrimer	102,290,222.710	0.000	0	N/A
Max F. Miller	102,290,222.710	0.000	0	N/A
Frank J. Nasta	102,290,222.710	0.000	0	N/A
Thomas M. O’Neill	25,419,243.601	76,870,979.109	0	N/A
Madelyn A. Reilly	102,290,222.710	0.000	0	N/A
John S. Walsh	25,419,243.601	76,870,979.109	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Project and Trade Finance Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that, although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. The Board noted that Federated Hermes may, however, receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board
Annual Financial Statements and Additional Information

members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and its expanded access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund’s expenses so that the investment advisory fee is waived in its entirety and the total operating expenses are minimal. Because the Fund’s total operating expenses will remain minimal due to waiver of the entirety of the investment advisory fee and waiver and/or reimbursement of a portion of other expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Fund’s investment advisory fee is waived in its entirety and noted, therefore, that the Advisers do not profit from providing advisory services to the Fund under the Contracts.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with a net advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for
Annual Financial Statements and Additional Information

serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Project and Trade Finance Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
Q450320 (5/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Project and Trade Finance Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Project and Trade Finance Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Project and Trade Finance Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Project and Trade Finance Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust III

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  May 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  May 23, 2025